VACATION OWNERSHIP INVENTORY	12 Months Ended
Dec. 31, 2017
VACATION OWNERSHIP INVENTORY
VACATION OWNERSHIP INVENTORY

NOTE 7—VACATION OWNERSHIP INVENTORY

Our inventory consists of completed unsold vacation ownership interests, with an operating cycle that generally exceeds twelve months, and vacation ownership projects under construction. On our consolidated balance sheet, completed unsold vacation ownership interests are presented as a current asset, while vacation ownership projects under construction are presented as a non-current asset given this inventory is in the development stage of its operating cycle.

As of December 31, 2017 and 2016, vacation ownership inventory is comprised of the following (in millions):

	December 31,	December 31,
	2017	2016
Completed unsold vacation ownership interests (current asset)	$492	$195
Vacation ownership projects construction in process (non-current asset)	60	189
Other	4	—
Total vacation ownership inventory	$556	$384

The increase in inventory as of December 31, 2017 from December 31, 2016 largely pertains to our ongoing development activities, in particular related to The Westin Los Cabos Resort Villas & Spa, The Westin Nanea Ocean Villas, The Westin Desert Willow, The Westin Resort & Spa, Cancun, and the Sheraton Steamboat Resort Villas, among other resorts to a lesser extent. This increase was partly offset by sales of VOI and the inventory impairment described below.

Impairment event

In September 2017, Hurricanes Irma and Maria affected several Vistana and HVO resorts and sales centers. In particular, resorts in Florida, the U.S. Virgin Islands, and Puerto Rico were in the path of these storms. As a consequence of these weather events, we recorded an estimated vacation ownership inventory impairment charge of $15 million in the period pertaining to our St. John resort, of which $10 million is offset by expected insurance proceeds deemed probable of collection. See Note 22 for more information on our insurance receivable related to this event.

This impairment charge and related expected insurance recovery pertains to our Vacation Ownership segment and are presented within general and administrative expenses in our consolidated income statement for the year-ended December 31, 2017. We used an income approach with Level 3 inputs as our valuation method to estimate the fair value of the related vacation ownership inventory. The estimates used in this valuation are subject to refinement as additional information becomes available with regard to repairs and reconstruction plans for this resort. Our Puerto Rico resort is predominantly sold-out and, consequently, our unsold vacation ownership inventory balance is inconsequential.